DAMAGES PROVISION (Details) - USD ($)	Nov. 17, 2017	Nov. 21, 2016	Dec. 31, 2017	Dec. 31, 2016
DAMAGE PROVISION
Initial damages				$ 70,000,000
Enhanced legal damage				21,000,000
Pre-judgement interest				20,675,154
Accrued post-judgement interest			$ 738,021	105,942
Total damage provision				$ 111,781,096
Post-judgement accrual per day		$ 2,354
Payment of litigation damages and interest	$ 112,519,117